Note 04 - Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment Results of Operations [Line Items]
Net revenues	[1]	€ 25,538		€ 24,011		€ 23,165
Provision for credit losses		515		1,792		723
Noninterest expenses [Abstract]
Compensation and benefits		10,418		10,471		11,142
General and administrative expenses		10,821		10,259		12,253
Impairment of goodwill and other intangible assets		5		0		1,037
Restructuring activities		261		485		644
Total noninterest expenses		21,505		21,216		25,076
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 3,518		€ 1,003		€ (2,634)
Cost/income ratio		84.00%		88.00%		108.00%
Assets		€ 1,324,705		€ 1,324,961		€ 1,297,674
Additions to non-current assets		1,939		3,423		1,322
Risk-weighted assets		351,629		328,951		324,015
Leverage Exposure (fully-loaded)		1,124,667	[2]	1,078,268	[3]	1,168,040
Average allocated shareholders' equity		€ 56,537		€ 55,308		€ 60,170
Post-tax return on average shareholders equity		4.00%		0.00%		(10.00%)
Post-tax return on average tangible shareholders' equity		4.00%		0.00%		(11.00%)
Includes:
Net interest income		€ 11,117		€ 11,548		€ 13,749
Net income (loss) from equity method investments		98		120		110
Includes:
Equity method investments		1,091		901		929
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		5,150		5,146		5,247
Provision for credit losses		(3)		364		284
Noninterest expenses [Abstract]
Compensation and benefits		1,447		1,402		1,419
General and administrative expenses		2,659		2,813		2,829
Impairment of goodwill and other intangible assets		5		0		492
Restructuring activities		42		28		137
Total noninterest expenses		4,153		4,243		4,877
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 1,000		€ 539		€ 86
Cost/income ratio		81.00%		82.00%		93.00%
Assets	[4]	€ 245,716		€ 237,675		€ 228,846
Additions to non-current assets		17		10		9
Risk-weighted assets		65,406		57,483		58,993
Leverage Exposure (fully-loaded)		299,892	[2]	273,959	[3]	270,836
Average allocated shareholders' equity		€ 10,301		€ 9,945		€ 10,340
Post-tax return on average shareholders equity		6.00%		3.00%		0.00%
Post-tax return on average tangible shareholders' equity		7.00%		3.00%		0.00%
Includes:
Net interest income		€ 2,605		€ 2,883		€ 2,635
Net income (loss) from equity method investments		3		3		3
Includes:
Equity method investments		72		69		66
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,631		9,286		7,023
Provision for credit losses		104		690		110
Noninterest expenses [Abstract]
Compensation and benefits		2,199		2,081		2,156
General and administrative expenses		3,583		3,323		4,073
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		47		14		169
Total noninterest expenses		5,830		5,418		6,397
Noncontrolling interests		(17)		11		20
Profit (loss) before tax		€ 3,715		€ 3,166		€ 496
Cost/income ratio		61.00%		58.00%		91.00%
Assets	[4],[5]	€ 615,906		€ 573,536		€ 501,591
Additions to non-current assets		6		4		1
Risk-weighted assets		140,600		128,292		116,367
Leverage Exposure (fully-loaded)		530,361	[2]	476,097	[3]	432,066
Average allocated shareholders' equity		€ 24,181		€ 22,911		€ 21,736
Post-tax return on average shareholders equity		10.00%		9.00%		1.00%
Post-tax return on average tangible shareholders' equity		11.00%		10.00%		1.00%
Includes:
Net interest income		€ 3,332		€ 3,325		€ 2,709
Net income (loss) from equity method investments		(34)		22		32
Includes:
Equity method investments		462		399		412
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		8,234		8,126		8,239
Provision for credit losses		446		711		344
Noninterest expenses [Abstract]
Compensation and benefits		2,810		2,863		2,971
General and administrative expenses		4,440		4,238		4,517
Impairment of goodwill and other intangible assets		0		0		545
Restructuring activities		173		413		125
Total noninterest expenses		7,423		7,513		8,159
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 366		€ (99)		€ (263)
Cost/income ratio		90.00%		92.00%		99.00%
Assets	[4],[6]	€ 310,496		€ 296,596		€ 270,334
Additions to non-current assets		149		202		167
Risk-weighted assets		85,366		77,074		74,032
Leverage Exposure (fully-loaded)		320,692	[2]	307,746	[3]	282,575
Average allocated shareholders' equity		€ 12,663		€ 11,553		€ 11,663
Post-tax return on average shareholders equity		1.00%		(1.00%)		(2.00%)
Post-tax return on average tangible shareholders' equity		1.00%		(1.00%)		(2.00%)
Includes:
Net interest income		€ 4,601		€ 4,499		€ 4,838
Net income (loss) from equity method investments		40		23		14
Includes:
Equity method investments		180		60		82
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,708		2,229		2,332
Provision for credit losses		5		2		1
Noninterest expenses [Abstract]
Compensation and benefits		822		740		832
General and administrative expenses		840		763		851
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		2		22		29
Total noninterest expenses		1,664		1,526		1,711
Noncontrolling interests		223		157		152
Profit (loss) before tax		€ 816		€ 544		€ 468
Cost/income ratio		61.00%		68.00%		73.00%
Assets	[4],[7]	€ 10,387		€ 9,453		€ 9,936
Additions to non-current assets		32		32		27
Risk-weighted assets		14,415		9,997		9,527
Leverage Exposure (fully-loaded)		10,678	[2]	4,695	[3]	4,643
Average allocated shareholders' equity		€ 4,815		€ 4,757		€ 4,865
Post-tax return on average shareholders equity		12.00%		8.00%		7.00%
Post-tax return on average tangible shareholders' equity		30.00%		21.00%		18.00%
Includes:
Net interest income		€ (5)		€ 1		€ (39)
Net income (loss) from equity method investments		81		63		49
Includes:
Equity method investments		349		304		276
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues		26		(225)		217
Provision for credit losses		(42)		29		(14)
Noninterest expenses [Abstract]
Compensation and benefits		128		168		359
General and administrative expenses		1,306		1,774		2,898
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(2)		5		143
Total noninterest expenses		1,432		1,947		3,400
Noncontrolling interests		0		0		1
Profit (loss) before tax		(1,364)		(2,200)		(3,170)
Assets	[4],[8]	131,775		197,667		259,224
Additions to non-current assets		1		0		0
Risk-weighted assets		28,059		34,415		45,874
Leverage Exposure (fully-loaded)		38,830	[2]	71,726	[3]	126,905
Average allocated shareholders' equity		€ 4,473		€ 6,166		€ 7,253
Post-tax return on average shareholders equity		(23.00%)		(26.00%)		(32.00%)
Post-tax return on average tangible shareholders' equity		(23.00%)		(27.00%)		(33.00%)
Includes:
Net interest income		€ 58		€ 61		€ 85
Net income (loss) from equity method investments		7		9		12
Includes:
Equity method investments		25		67		90
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		(211)		(552)		107
Provision for credit losses		5		(4)		0
Noninterest expenses [Abstract]
Compensation and benefits		3,012		3,217		3,406
General and administrative expenses		(2,008)		(2,652)		(2,916)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		3		41
Total noninterest expenses		1,004		568		531
Noncontrolling interests		(206)		(169)		(173)
Profit (loss) before tax		(1,014)		(947)		(251)
Assets		10,425		10,035		27,743
Additions to non-current assets		1,734		3,174		1,117
Risk-weighted assets		17,783		21,690		19,223
Leverage Exposure (fully-loaded)		22,761	[2]	29,243	[3]	51,016
Average allocated shareholders' equity		104		(23)		4,314
Includes:
Net interest income		526		779		3,520
Net income (loss) from equity method investments		1		1		1
Includes:
Equity method investments		€ 4		€ 4		€ 4

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.
[2]	The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.
[3]	The Group leverage exposure is presented excluding certain Euro-based exposures facing Eurosystem central banks based on the ECB-decision (EU) 2020/1306 and after having obtained permission from the ECB. The segmental leverage exposures are presented without that deduction.
[4]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[5]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[6]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[7]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[8]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.